Goodwill And Intangible Assets (Narrative) (Details) (USD $) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2009
Goodwill And Intangible Assets
Recast of goodwill to show effect of discontinued operations in reportable segments			$ 14
Amortization expense related to amortizable intangible assets	22	17
Goodwill or intangible asset impairment losses	0	0
Fully amortized intangible assets, gross carrying value			17
Carrying value of goodwill related to discontinued operations				$ 13